                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                -----------------

Check here if Amendment [X]; Amendment Number: 1
       This Amendment (Check only one.):  [X] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Brookside Capital Investors, L.P.*
           -------------------------------------
Address:   111 Huntington Avenue
           -------------------------------------
           Boston, MA  02199
           -------------------------------------

Form 13F File Number:  28-06924
                       ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      Roy Edgar Brakeman, III
           ------------------------------------------------------------
Title:     Managing Member of Brookside Capital Management, LLC, the
           ------------------------------------------------------------
           general partner of Brookside Capital Investors, L.P.,
           ------------------------------------------------------------
           the general partner of Brookside Capital Partners Fund, L.P.
           ------------------------------------------------------------
Phone:     (617) 516-2000
           ------------------------------------------------------------

Signature, Place, and Date of Signing:

           /s/  Roy Edgar Brakeman, III           Boston, MA            03/22/04
         -------------------------------          ----------            --------

*Amendment No. 1 to the report on Form 13F for the period ended December 31, 2003 for Brookside Capital Investors, L.P. ("BCI-LP") is being filed by Brookside Capital Management, LLC., the general partner of BCI-LP, which is the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):
[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

The Holdings Report filed by Brookside Capital Management, LLC for the calendar quarter ended December 31, 2003 inadvertently included Peregrine Systems Inc., a non-reporting security, under the CUSIP for Peregrine Pharmaceuticals Inc., a reporting security not held by the Fund. As a result, the entry for Peregrine Systems Inc. has been removed from the Holdings Report for the calendar quarter ended December 31, 2003.

List of Other Managers Reporting for this Manager:
        Form 13F File Number       Name
        28-06946                   Brookside Capital Partners Fund, L.P.
        ------------               --------------------------------------
        28-06625                   Brookside Capital Management, LLC
        ------------               --------------------------------------